INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate (as a percent)	(37.30%)	(21.30%)	(36.00%)	(28.10%)
Tax effect of expense not deductible in determining taxable profit (tax loss)	$ 14	$ 22	$ 14	$ 22
Tax effect from change in withholding taxes	12	17	12	17
Tax effect of change in recognition of deferred tax assets	24		24
Tax effect from change in tax claims		$ 2		$ 2
Tax losses	9,580		9,580
Other tax attributes	$ 175		$ 175
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate (as a percent)			15.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate (as a percent)			15.00%